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Fax: 212 728 8111

December 6, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Funds II

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the BlackRock Floating Rate Income Portfolio (the “Floating Rate Income Portfolio”), a series of the Registrant, of substantially all of the assets of each of the BlackRock Senior Floating Rate Fund, Inc. and the BlackRock Senior Floating Rate Fund II, Inc. (together, the “Senior Floating Rate Funds”), in exchange for the assumption by the Floating Rate Income Portfolio of certain stated liabilities of each of the Senior Floating Rate Funds and Investor A and Investor C1 Shares of the Floating Rate Income Portfolio.

Pursuant to Rule 488, the Registration Statement designates an effective date of January 5, 2011. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8509 or Jack Cohen at (212) 728-8661.

Sincerely,

/s/ Lisa Eskenazi
Lisa Eskenazi

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC

Maria Gattuso, Esq., Willkie Farr & Gallagher LLP

Jack Cohen, Esq., Willkie Farr & Gallagher LLP

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